RESULTS FOR THE YEAR - Deferred tax asset (Details) - DKK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax asset	kr 490	kr 784
Deferred tax assets	139	386
Tax deductible losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax asset	359	653
Share-Based Instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax asset	130	119
Capitalized R&D Costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax asset		4
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax asset	1	8
Valuation allowance
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	kr 351	kr 398